Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 009
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Financial Accounting Standards Board ("FASB") Accounting Standard Codification ("ASC") 820 “Fair Value Measurement” defines, establishes a consistent framework for measuring, and expands disclosure requirements about fair value. The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1) and the lowest priority to unobservable inputs (level 3). The three levels of the fair value hierarchy under FASB ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2 - Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; other than quoted prices that are observable for the asset or liability; and assets or liabilities that are derived principally from, or corroborated by, observable market data by correlation or other means.

Level 3 - Assets or liabilities that are valued using unobservable inputs.

The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of the relevant observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.
Stanley Black & Decker, Inc. Stock Fund - A unitized stock fund consisting of Stanley Black & Decker Inc. common stock, which is valued at the closing price reported on the active market in which the stock is traded.

Short-term Investments - Valued at the closing price of similar assets in active markets.

Mutual Funds - Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. The mutual funds held by the Plan are deemed to be actively traded.

Common/Collective Trusts - Primarily valued at the closing price of similar assets in active markets. In certain cases, quoted prices in active markets are available for identical assets.

The following table summarizes the fair values, and levels within the fair value hierarchy in which the fair value measurements fall, for assets measured at fair value on a recurring basis:

	Fair Value at December 31, 2025
	Total	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
Stanley Black & Decker, Inc. Stock	$90,311,704	$90,311,704	$—	$—
Short-term Investments	5,738,835	—	5,738,835	—
Mutual Funds	66,667,987	66,667,987	—	—
Common/Collective Trusts	2,256,889,626	11,274,274	2,245,615,352	—
Total	$2,419,608,152	$168,253,965	$2,251,354,187	$—

	Fair Value at December 31, 2024
	Total	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
Stanley Black & Decker, Inc. Stock	$100,801,606	$100,801,606	$—	$—
Short-term Investments	7,492,033	—	7,492,033	—
Mutual Funds	83,708,394	83,708,394	—	—
Common/Collective Trusts	2,064,086,160	10,702,381	2,053,383,779	—
Total	$2,256,088,193	$195,212,381	$2,060,875,812	$—
The availability of observable market data is monitored to assess the appropriate categorization of financial instruments within the fair value hierarchy.
The Company evaluated the significance of transfers between levels based upon the nature of the financial instrument and size of the transfer relative to total net assets available for benefits. For the year ended December 31, 2025 and 2024, there were no significant transfers in or out of level 1, 2, or 3.